Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total revenue	$ 14,779	$ 22,652	$ 34,280
At One Point in Time
Total revenue	14,604	22,480	33,942
Over Time
Total revenue	175	172	338
IoT
Total revenue	14,317	20,504	29,404
IoT | Secure Chips
Total revenue	14,317	20,504	29,404
IoT | At One Point in Time
Total revenue	14,317	20,504	29,404
IoT | At One Point in Time | Secure Chips
Total revenue	14,317	20,504	29,404
IoT | Over Time
Total revenue	0	0	0
IoT | Over Time | Secure Chips
Total revenue	0	0	0
mPKI
Total revenue	462	2,148	4,876
mPKI | Certificates
Total revenue	175	172	338
mPKI | Licenses and Integration
Total revenue	287	1,976	4,538
mPKI | SaaS, PCS and Hosting
Total revenue	0	0	0
mPKI | At One Point in Time
Total revenue	287	1,976	4,538
mPKI | At One Point in Time | Certificates
Total revenue	0	0	0
mPKI | At One Point in Time | Licenses and Integration
Total revenue	287	1,976	4,538
mPKI | At One Point in Time | SaaS, PCS and Hosting
Total revenue	0	0	0
mPKI | Over Time
Total revenue	175	172	338
mPKI | Over Time | Certificates
Total revenue	175	172	338
mPKI | Over Time | Licenses and Integration
Total revenue	0	0	0
mPKI | Over Time | SaaS, PCS and Hosting
Total revenue	$ 0	$ 0	$ 0